DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	Boomerang Systems, Inc.
Entity Central Index Key	0000314712
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 2,532,236	$ 65,590	$ 4,284,362
Accounts receivable	406,441	411,336	235,605
Note receivable		0	8,710
Inventory	219,201	202,189	265,761
Prepaid expenses and other assets	79,392	37,993	40,882
Costs in excess of billings	650,290	521,213	0
Total current assets	3,887,560	1,238,321	4,835,320
Property, plant and equipment, net	2,852,231	2,874,678	1,295,388
Other assets:
Note receivable	0	16,748	15,835
Security deposit	20,825	0
Investment at equity	128,483	139,836	45,460
Total other assets	149,308	156,584	61,295
Total assets	6,889,099	4,269,583	6,192,003
LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY
Accounts payable and accrued liabilities	1,309,726	1,635,353	1,412,081
Due to related party	44,152	0	70,867
Deposit payable	64,403	154,403	219,403
Billings in excesss of costs and estimated earned profits on uncompleted contracts	27,298	0	48,186
Estimated loss on uncompleted contract	98,965	188,484	0
Debt- current portion	111,270	110,780	506,908
Debt- current portion - related party		0	546,000
Total current liabilities	1,655,814	2,089,020	2,803,445
Long term liabilities:
Debt- long term, net of discount	654,023	2,807,869	38,111
Debt- long term- related party, net of discount	675,122	3,425,334
Derivative liability	10,782,914	0
Total long term liabilities	12,112,059	6,233,203	38,111
Total liabilities	13,767,873	8,322,223	2,841,556
Stockholders' (deficit) equity:
Preferred stock, $0.01 par value; authorized shares 1,000,000; 0 shares issued and outstanding	0	0	0
Common stock	7,277	7,277	7,021
Additional paid in capital	48,931,422	48,752,581	37,053,920
Accumulated (deficit)	(55,817,473)	(52,812,498)	(33,710,494)
Total stockholders' (deficit) equity	(6,878,774)	(4,052,640)	3,350,447
Total liabilities and stockholders' (deficit) equity	$ 6,889,099	$ 4,269,583	$ 6,192,003

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	200,000,000
Common stock, shares issued	7,277,192	7,277,192	7,021,404
Common stock, shares outstanding	7,277,192	7,277,192	7,021,404

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
System sales	$ 201,779	$ 1,166,133	$ 1,591,948	$ 718,530
Total revenues	201,779	1,166,133	1,591,948	718,530
Cost of Goods Sold	331,087	1,258,919	3,241,531	715,135
Gross (Loss) Profit	(129,308)	(92,786)	(1,649,583)	3,395
Expenses:
Sales and marketing	287,290	1,304,774	2,176,724	1,144,513
General and administrative expenses	1,799,568	4,375,124	9,003,046	11,652,419
Research and development	309,273	730,845	2,202,020	2,669,331
Depreciation and amortization	60,694	12,321	52,006	49,089
Total expenses	2,456,825	6,423,064	13,433,796	15,515,352
Loss from operations	(2,586,133)	(6,515,850)	(15,083,379)	(15,511,957)
Other income (expenses):
Interest income	253	817	1,796	5,977
Interest expense	(118,552)	(11,339)	(113,657)	(168,408)
Financing costs			(3,899,866)	0
Miscellaneous Income			173,163	0
Other revenue	1,260	0
Loss on disposal of equipment	0	(1,893)	(1,893)	0
Loss on equity investment	(26,353)	(16,717)	(153,019)	(108,785)
Amortization of discount on convertible debt	(324,508)	0
Gain on fair value of derivative	49,008	0
Total other income (expenses)	(418,892)	(29,132)	(3,993,476)	(271,216)
Loss before provision for income taxes	(3,005,025)	(6,544,982)	(19,076,855)	(15,783,173)
Provision (benefit) for income taxes	(50)	2,664	25,149	6,386
Net loss	$ (3,004,975)	$ (6,547,646)	$ (19,102,004)	$ (15,789,559)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.41)	$ (0.93)	$ (2.68)	$ (3.18)
Weighted average number of shares - basic and diluted (in shares)	7,277,192	7,065,123	7,117,078	4,960,954

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	$ 3,060	$ 0	$ 14,731,868	$ (17,920,935)	$ (3,186,007)
Balance (in shares) at Sep. 30, 2009	3,059,681	0
Options for Services			503,817		503,817
Convert the August 2008 12% Promissory Notes to Common Stock	839		1,677,199		1,678,038
Convert the August 2008 12% Promissory Notes to Common Stock (in shares)	839,003
Issuance of Common Stock- Private Placement	695		1,389,880		1,390,575
Issuance of Common Stock- Private Placement (in shares)	695,288
Issuance of October & November 2009 Post-Maturity Warrants			100,619		100,619
Issuance of Options- Officers			5,609,974		5,609,974
Issuance of Warrants- Directors			901,316		901,316
Issuance of Common Stock- Convertible Note	232		463,422		463,654
Issuance of Common Stock- Convertible Note (in shares)	231,827
Issuance of Common Stock- March 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- March 2010 Private Placement (in shares)	60,000
Issuance of Common Stock- April 2010 Private Placement	20		99,980		100,000
Issuance of Common Stock- April 2010 Private Placement (in shares)	20,000
Issuance of Common Stock- June 2010 Private Placement	60		299,940		300,000
Issuance of Common Stock- June 2010 Private Placement (in shares)	60,000
Issuance of Common Stock- Compensation for Officer	140		699,860		700,000
Issuance of Common Stock- Compensation for Officer (in shares)	140,000
Issuance of Warrants- Officer			699,998		699,998
Issuance of Common Stock- Conversion of Debt	465		2,327,557		2,328,022
Issuance of Common Stock- Conversion of Debt (in shares)	465,605
Issuance of Common Stock- July 2010 Private Placement	1,400		6,998,600		7,000,000
Issuance of Common Stock- July 2010 Private Placement (in shares)	1,400,000
Issuance of Common Stock- Patterson Investment	50		249,950		250,000
Issuance of Common Stock- Patterson Investment (in shares)	50,000
Net loss				(15,789,559)	(15,789,559)
Balance at Sep. 30, 2010	7,021	0	37,053,920	(33,710,494)	3,350,447
Balance (in shares) at Sep. 30, 2010	7,021,404	0
Options for Services			723,637		723,637
Issuance of Options- Officers			1,249,997		1,249,997
Issuance of Warrants - Consultant			25,000		25,000
Issuance of Warrants- Officer			4,202,406		4,202,406
Issuance of Warrants - Line of Credit			974,985		974,985
Issuance of Warrants - Line of Credit Draw			2,924,881		2,924,881
Issuance of Common Stock- Conversion of Debt	80		397,932		398,012
Issuance of Common Stock- Conversion of Debt (in shares)	79,602
Issuance of Common Stock - November 2010 Private Placement	33		199,966		199,999
Issuance of Common Stock - November 2010 Private Placement (in shares)	33,329
Issuance of Common Stock - February 2011 Private Placement	143		999,857		1,000,000
Issuance of Common Stock - February 2011 Private Placement (in shares)	142,857
Net loss				(19,102,004)	(19,102,004)
Balance at Sep. 30, 2011	$ 7,277	$ 0	$ 48,752,581	$ (52,812,498)	$ (4,052,640)
Balance (in shares) at Sep. 30, 2011	7,277,192	0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical]	12 Months Ended
Sep. 30, 2010
Common stock, conversion basis	12.00%

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,004,975)	$ (6,547,646)	$ (19,102,004)	$ (15,789,559)
Adjustments to reconcile net loss operations to net cash used in operating activities:
Depreciation	60,694	12,321	52,006	49,089
Loss on disposal of equipment	0	1,893	1,893	0
Grant of options for services	178,842	1,451,120	1,973,634	6,113,790
Issuance of common stock for services			0	700,000
Issuance of warrants for services	212,040	3,049,964	4,227,406	1,601,314
Issuance of warrants for financing			3,899,866	0
Loss on equity investment	26,353	16,717	153,019	108,785
Post-Maturity Warrants			0	100,619
Gain on fair value of derivative	(49,008)	0
Amortization of discount on convertible debt	324,508	0
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	4,895	(176,704)	(175,731)	(198,605)
(Increase)/ decrease in notes receivable	16,748	8,710	8,710	(8,710)
(Increase) in security deposit	(20,825)	0
(Increase) in notes receivable (non-current)			(913)	0
(Increase) in costs and estimated earned profits in excess of billings on completed contracts	(129,077)	(705,638)	(521,213)	0
(Increase)/decrease in inventories	(17,012)	104,016	63,572	(84,871)
(Increase)/decrease in prepaid expenses and other assets	(41,399)	(42,504)	2,889	(13,977)
Increase/(decrease) in accounts payable and accrued liabilities	(227,443)	361,997	223,273	1,025,860
Increase in due to related party	44,152	70,866	283,466	274,298
Increase/ (decrease) in deposit payable	(90,000)	0	(65,000)	200,000
Increase/(decrease) in billings in excess of costs and estimated earned profits on uncompleted contracts	27,298	(48,186)	(48,186)	48,186
Increase/(decrease) in estimated loss on uncompleted contract	(89,519)	17,885	188,484	0
NET CASH USED IN OPERATING ACTIVITIES	(2,773,728)	(2,425,189)	(8,834,829)	(5,873,781)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(38,247)	(797,931)	(1,633,189)	(1,081,225)
Additional equity investment	(15,000)	(13,614)	(247,395)	(133,825)
NET CASH USED IN INVESTING ACTIVITIES	(53,247)	(811,545)	(1,880,584)	(1,215,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable	(1,307,379)	(6,920)
Proceeds from notes payable	1,776,000	0
Proceeds from loans payable			5,725,000	2,120,859
Repayment of loans payable			(428,358)	(1,120,402)
Proceeds from private placement- convertible notes	4,825,000	0
Proceeds from private placement- common stock	0	200,000	1,199,999	9,340,576
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,293,621	193,080	6,496,641	10,341,033
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,466,646	(3,043,654)	(4,218,772)	3,252,202
CASH AND CASH EQUIVALENTS - beginning of period	65,590	4,284,362	4,284,362	1,032,160
CASH AND CASH EQUIVALENTS- end of period	2,532,236	1,240,708	65,590	4,284,362
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	6,470	1,034	12,523	14,034
Income taxes	0	2,664	25,149	6,386
Non-cash investing and financing activites:
Conversion of notes payable and accrued interest into convertible debt	6,799,520	0
Conversion of promissory notes and accrued interest into common stock			0	2,141,692
Conversion of debt and accrued interest into common stock	$ 0	$ 398,012	$ 398,012	$ 2,328,023

ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock. The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.

Our fiscal year end is September 30th.  We define fiscal year 2012 as the twelve month period ended September 30, 2012.

Basis of Presentation:

The accompanying unaudited consolidated financial statements of the Company have been prepared for the interim period and are unaudited (consisting only of normal recurring adjustments) which are in the in opinion of management, necessary for a fair presentation of the financial position and operating results for the periods presented. The results of operations for the three months ended December 31, 2011 are not necessarily indicative of the results for the Company to be expected for the full fiscal year ending September 30, 2012.

Reclassification:

Certain quarter ended December 31, 2010 items have been reclassified to conform to the quarter ended December 31, 2011 presentation.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company

The Company, through its wholly owned subsidiary, Boomerang Utah, is engaged in the design, development, and marketing of automated storage and retrieval systems for automobile parking and containerized self-storage units. The Company was a developmental stage company through the first quarter of fiscal 2008.

Unless the context otherwise requires, the terms “Company,” “we,” “our,” and “us,” means Boomerang Systems, Inc. and its consolidated subsidiaries.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split (the “Reverse Split”) of Boomerang’s common stock.  The par value of the Company’s common stock remained $0.001 per share and the number of shares of common stock authorized to be issued remained at 400,000,000.

All share numbers in the financial statements give effect to the Reverse Split.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition:

Revenues from the sales of RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of December 31, 2011, it was estimated that the gross loss on current contracts would be $1,919,155. This loss is comprised of $1,820,190 recognized through the percentage of completion method for the three months ended December 31, 2011, and $98,965 as a provision for the remaining losses on contracts.

Revenues of $201,779 and $1,166,133 have been recognized for the three months ended December 31, 2011 and 2010, respectively, under the percentage of completion method.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Earnings Per Common Share:

We adopted ASC 260, Earnings Per Share. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/ (loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the three months ended December 31, 2011 and 2010 was 7,277,192 and 7,065,123, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of December 31, 2011 and 2010, there were fully vested options outstanding for the purchase of 641,385 and 641,385 common shares, respectively, and warrants for the purchase of 7,040,566 and 3,288,674 common shares, respectively, both of which could potentially dilute future earnings per share.

Stock-Based Compensation:

The analysis and computation was performed based on our adoption of ASC 718-10-25, Compensation – Stock Compensation, which requires the recognition of the fair value of stock-based compensation.  For the three months ended December 31, 2011 and 2010, we conducted an outside independent analysis and our own review, and based on the results, we recognized $178,842 and $201,123 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, respectively, and $0 and $1,249,997 for fully vested options issued during the three months ended December 31, 2011 and 2010, respectively. We also recognized $212,040 and $3,049,964 for the issuance of warrants during the three months ended December 31, 2011 and 2010, respectively.

Derivative liability

The Company accounts for reset provisions in connection with their issuance of debt, and reset provisions of equity instruments attached to their debt, in accordance with Emerging Issues Task Force (“EITF”) Consensus No. 07-5 “Determining Whether an Instrument (or Embedded Feature) is indexed to an Entity’s Own Stock” (EITF 07-5”). Under EITF 07-5, instruments which contain full ratchet anti-dilution provisions are no longer considered indexed to a company’s own stock for purposes of determining whether it meets the first part of the scope exception in paragraph 11 (a) of FASB 133 “Accounting for Derivative Instruments and Hedging Activities”, now promulgated in ASC 815, “Derivative and Hedging”. Under ASC 815 the Company is required to (1) evaluate an instrument’s contingent exercise provisions and (2) evaluate the instrument’s settlement provisions.

Fair Value Measurements

As defined in FASB ASC Topic 820 – 10, “Fair Value Measurements and Disclosures,” fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 – 10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that the Company values using observable market data. Substantially all of these inputs are observable in the marketplace throughout the term of the derivative instruments, can be derived from observable data, or supported by observable levels at which transactions are executed in the marketplace.

Level 3:	Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e. supported by little or no market activity). The Company’s valuation models are primarily industry standard models. Level 3 instruments include derivative warrant instruments. The Company does not have sufficient corroborating evidence to support classifying these assets and liabilities as Level 1 or Level 2.

As required by FASB ASC Topic 820 – 10, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The estimated fair value of the derivative liability was calculated using the Black-Scholes option pricing model.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and September 30, 2011:

	Fair Value Measurements at December 31, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$10,782,914	$10,782,914
Total	$-	$-	$10,782,914	$10,782,914

Fair Value Measurements at September 30, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total Carrying Value
Derivative liability	$-	$-	$-	$-
Total	$-	$-	$-	$-

Research and Development:

Pursuant to ASC 730, Research and Development, research and development costs are expensed as incurred. Research and Development expense for the three months ended December 31, 2011 and 2010 were $309,273 and $730,845, respectively.

Advertising:

Advertising costs amounted to $34,293 and $86,368 for the three months ended December 31, 2011 and 2010, respectively, and are included in Sales and Marketing. Advertising costs are expensed as incurred.

Use of Estimates:

Management of the Company has made estimates and assumptions relating to reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

Accounts Receivable and Allowance for Doubtful Accounts:

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at December 30, 2011 and September 30, 2011.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Boomerang Systems, Inc. and the accounts of all majority-owned subsidiaries. The consolidated balance sheet is a classified presentation, which distinguishes between current and non-current assets and liabilities. The Company believes that a classified balance sheet provides a more meaningful presentation consistent with the business cycles of the Company's operations. All significant inter-company accounts and transactions have been eliminated in consolidation.

Research and Development

Pursuant to ASC 730, research and development costs are expensed as incurred.  Research and development costs for the years ended September 30, 2011 and 2010 were $2,202,020 and $2,669,331, respectively.

Earnings Per Common Share

We adopted ASC 260. The statement established standards for computing and presenting earnings per share (“EPS”). It replaced the presentation of primary EPS with a basic EPS and also requires dual presentation of basic and diluted EPS on the face of the income statement. Basic income/(loss) per share was computed by dividing our net income/ (loss) by the weighted average number of common shares outstanding during the period. The weighted average number of common shares used to calculate basic and diluted income/(loss) per common share for the years ended September 30, 2011 and September 30, 2010 was 7,117,078 and 4,960,954, respectively.  The Company’s common stock equivalents, of outstanding options and warrants, have not been included as to include them would be anti-dilutive. As of September 30, 2011 and 2010, there were fully vested options outstanding for the purchase of 597,165 and 361,884 common shares and warrants for the purchase of 4,196,184 and 2,458,232 common shares, respectively, both of which could potentially dilute future earnings per share.

Revenue Recognition

Revenues from the sales of  RoboticValet™ and rack and rail systems will be recognized using the percentage of completion method, whereby revenue and the related gross profit is determined by comparing the actual costs incurred to date for the project to the total estimated project costs at completion.

Project costs generally include all material and shipping costs, our direct labor, subcontractor costs and an allocation of indirect costs related to the direct labor. Changes in the project scope, site conditions, staff performance and delays or problems with the equipment used on the project can result in increased costs that may not be billable or accepted by the customer and a loss or lower profit from what was originally anticipated at the time of the proposal.

Estimates for the costs to complete the project are periodically updated by management during the performance of the project. Provisions for changes in estimated costs and losses, if any, on uncompleted projects are made in the period in which such losses are determined.

When the current estimate of total contract costs exceeds the current estimate of total contract revenues, a provision for the entire loss on the contract is made.  Losses are recognized in the period in which they become evident under the percentage-of-completion method.  The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated costs to complete.  As of September 30, 2011, it was estimated that the gross loss on current contracts would be $1,772,262.  This loss is comprised of $1,583,778 recognized through the percentage of completion method for the year ended September 30, 2011, and $188,484 as a provision for the remaining losses on contracts.  In addition, the $3,395 of gross profit recognized at September 30, 2010 was reversed out during the year ended September 30, 2011.

Revenues of $1,591,948 and $718,530 have been recognized for the years ended September 30, 2011 and 2010, respectively, under the percentage of completion method.

The Company may have service contracts in the future after the contract warranty period is expired, which are separate and distinct agreements from project agreements and will be billed according to the terms of the contract.

Cash and Equivalents

For purposes of the statement of cash flows, we consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Trade receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  We consider our accounts receivables to be favorably collectible.  Accordingly, we have not recorded an allowance for doubtful accounts at September 30, 2011 and 2010, respectively.

Investment at Equity

The Company accounts for the equity investment using the equity method unless its value has been determined to be other than temporarily impaired, in which case we write the investment down to its impaired value. The Company reviews this investment periodically for impairment and makes appropriate reductions in carrying value when other-than-temporary decline is evident; however, for non-marketable equity securities, the impairment analysis requires significant judgment. During its review, the Company evaluates the financial condition of the issuer, market conditions, and other factors providing an indication of the fair value of the investment. Adverse changes in market conditions or operating results of the issuer that differ from expectation could result in additional other-than-temporary losses in future periods.  See Note 4.

Inventory

Inventories consisting of parts, materials and assemblies are stated at the lower of cost or market. Cost is determined using the weighted average cost method.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred. Costs of major additions and betterments are capitalized. Depreciation is calculated on the straight-line method over the estimated useful lives which range from three years to fifteen years. Depreciation and amortization for the years ended September 30, 2011 and September 30, 2010 was $52,006 and $49,089, respectively.

Income Taxes

We account for income taxes under ASC 740-10. ASC 740-10 requires an asset and liability approach for financial reporting for income taxes. Under ASC 740-10, deferred taxes are provided for temporary differences between the carrying values of assets and liabilities for financial reporting and tax purposes at the enacted rates at which these differences are expected to reverse. The Company and its subsidiaries file a consolidated Federal income tax return.

Use of Estimates

Management of the Company has made estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Impairment of Long-Lived Assets

We review the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine if impairment exists, we compare the estimated future undiscounted cash flows from the related long-lived assets to the net carrying amount of such assets. Once it has been determined that an impairment exists, the carrying value of the asset is adjusted to the fair value. Factors considered in the determination of the fair value include current operating results, trends and the present value of estimated expected future cash flows.

Fair Value of Financial Instruments

The Company has adopted the required provisions of Topic 820, “Fair Value Measurements”. Those provisions relate to our financial assets and liabilities carried at fair value and our fair value disclosures related to financial assets and liabilities. Topic 820 defines fair value, expands related disclosure requirements and specifies a hierarchy of valuation techniques based on the nature of the inputs used to develop the fair value measures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs to fair value measurements - Level 1, meaning the use of quoted prices for identical instruments in active markets; Level 2, meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and Level 3, meaning the use of unobservable inputs. Observable market data should be used when available.

The Company’s financial instruments are carried at fair value, including, cash equivalents. Virtually all of the Company’s valuation measurements are Level 1 measurements. The adoption of Topic 820 did not have a significant impact on the Company’s consolidated financial statements.

Warranty Reserves

The Company provides warranty coverage on its products for a specified time as stipulated in its sales contracts.  At the time of completion of a project the Company will record a warranty reserve for estimated costs in connection with future warranty claims.  The amount of warranty reserve is based primarily on the estimated number of products under warranty and historical costs to service warranty claims.  Management periodically assesses the adequacy of the reserves based on these factors and adjusts the reserve accordingly.  The Company has incurred warranty expense of $0 and $8,162 in fiscal years 2011 and 2010, respectively, relating to its completed projects.

Advertising Expense

Advertising costs amounted to $242,717 and $190,326 for the years ended September 30, 2011 and 2010, respectively, and are included in Sales and Marketing. Advertising costs are expensed as incurred.

Stock-Based Compensation

The analysis and computation was performed based on our adoption of ASC 718-10-25, which requires the recognition of the fair value of stock-based compensation.  For the fiscal years ended September 30, 2011 and 2010, we conducted an outside independent analysis and our own review, and based on the results, we recognized $723,637 and $487,616 in share-based payments related to non-vested stock options that were issued from fiscal year 2008 through 2010, and $1,249,997 and $5,626,174 for fully vested options issued during the year ended September 30, 2011 and 2010, respectively.  We also recognized $8,127,272 and $1,601,314 for the issuance of warrants, of which $4,202,406 and $699,998 was for warrants issued to the Chief Executive Officer of the Company in connection with his employment agreement, $25,000 and $0 issued to a consultant for services and $3,899,866 and $0 issued related to financing costs during the year ended September 30, 2011 and 2010, respectively.

Reclassification

Certain fiscal year ended September 30, 2010 items have been reclassified to conform with the fiscal year ended September 30, 2011 presentation.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  The amendments in this ASU are effective during interim and annual periods beginning after December 15, 2011.  The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” Under the amendments in this ASU, an entity has two options for presenting its total comprehensive income: to present total comprehensive income and its components along with the components of net income in a single continuous statement, or in two separate but consecutive statements. The amendments in this ASU are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The adoption of ASU No. 2011-05 will not have any material impact on the Company’s consolidated financial position and results of operations.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — Goodwill and Other (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption does not have any material impact on the Company’s consolidated financial position and results of operations.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to the consolidated financial statements of the Company.

NOTE RECEIVABLE	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3 - NOTE RECEIVABLE

On January 6, 2010, the Company converted a $26,000 accounts receivable balance from a customer into a note receivable bearing interest at an annual rate of 6%.  Monthly payments of $2,167 plus interest started February 1, 2010.  The amount outstanding at September 30, 2010 was $8,710.  This receivable was paid in full as of January 2011.

INVESTMENT AT EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE 3 – INVESTMENT AT EQUITY

The Company made an initial capital investment of $20,420 in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC in fiscal year 2009.  This investment was part of the application process to obtain a commercial license in the UAE.  This license was granted on October 26, 2009.  Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the three months ended December 31, 2011, the Company made additional investments in the UAE joint venture of $15,000.  Based on the equity method, the 49% loss we have recognized on this investment for the three months ended December 31, 2011 was $26,353.  After factoring in the loss, our carrying value on this investment was $128,483 at December 31, 2011.

Balance as of September 30, 2011	$139,836
Additional investment	15,000
Loss on investment (49%)	(26,353)
Balance as of December 31, 2011	$128,483

NOTE 4 – INVESTMENT AT EQUITY

The Company made an initial capital investment of $20,420 in the United Arab Emirates “UAE” joint venture, Boomerang Systems Middle East, LLC in fiscal year 2009.  This investment was part of the application process to obtain a commercial license in the UAE.  This license was granted on October 26, 2009.  Boomerang Systems Middle East, LLC is owned by Boomerang Systems USA Corp. (49%), a subsidiary of Boomerang Systems, Inc., and Tawreed Companies Representation (51%), a UAE company.  The equity method is used to calculate the current amount of this investment.

During the fiscal year ended September 30, 2011, the Company made additional investments in the UAE joint venture of $247,395.  Based on the equity method, the 49% loss we have recognized on this investment for the year ended September 30, 2011 was $153,019.  After factoring in the loss, our carrying value on this investment was $139,836 at September 30, 2011.

Balance as of September 30, 2009	$20,420
Additional investment	133,825
Loss on investment (40%)	(108,785)
Balance as of September 30, 2010	$45,460
Additional investment	247,395
Loss on investment (49%)	$(153,019)
Balance as of September 30, 2011	$139,836

INVENTORY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4- INVENTORY

The components of inventory as of December 31, 2011 and September 30, 2011 were:

	December 31, 2011	September 30, 2011
	(Unaudited)
Parts, materials and assemblies	$219,201	$202,189
Total Inventory	$219,201	$202,189
NOTE 5 – INVENTORY The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761

PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred.  Costs of major additions and betterments are capitalized.  Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets.  Depreciation and amortization for the three months ended December 31, 2011 and 2010 were $60,694 and $12,321, respectively.

Property, plant and equipment consist of the following at December 31, 2011 and September 30, 2011:

	December 31, 2011	September 30, 2011
	(Unaudited)
Computer equipment	$250,744	$242,149
Machinery and equipment	1,244,865	96,855
Furniture and fixtures	62,803	35,856
Leasehold improvements	62,469	62,469
Buildings	1,450,450	-
Construction in progress (1)	-	2,595,765
	$3,071,341	$3,033,094
Less: Accumulated depreciation	(219,110)	(158,416)
	$2,852,231	$2,874,678

(1) All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011.

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred.  Costs of major additions and betterments are capitalized.  Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets.  Depreciation and amortization for the years ended September 30, 2011 and 2010 were $52,006 and $49,089, respectively.

Property, plant and equipment consist of the following at September 30, 2011 and 2010:

	2011	2010

Computer equipment	$242,149	$138,823
Machinery and equipment	96,855	96,855
Furniture and fixtures	35,856	34,720
Leasehold improvements	62,469	62,469
Construction in progress (1)	2,595,765	1,072,668
	$3,033,094	$1,405,535
Less: Accumulated depreciation	(158,416)	(110,147)
	$2,874,678	$1,295,388

(1) All construction in progress at September 30, 2011, was for the demonstration facility at Crystal Springs Resort which was completed in October 2011.

BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

NOTE 6 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into two contracts, one in fiscal 2010 and one in fiscal 2011 for construction of rack and rail-based parking systems and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at December 31, 2011 and September 30, 2011 is as follows:

	December 31, 2011	September 30, 2011
Costs in excess of billings:	(Unaudited)
Earnings on billings to date	$2,234,555	$2,105,478
Less: Billings	(1,584,265)	(1,584,265)
Total costs in excess of billings	$650,290	$521,213

	December 31, 2011	September 30, 2011
Billings in excess of costs:	(Unaudited)
Earnings on billings to date	$72,702	$-
Less: Billings	(100,000)	-
Total (billings in excess of costs)	$(27,298)	$-

NOTE 7 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into a contract in 2010 for the construction of a rack and rail-based parking system and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at September 30, 2011 and September 30, 2010 are as follows:

	2011	2010

Earnings on work in progress	$2,105,478	$718,530
Less: Billings	1,584,265	766,716
Costs in excess of billings/(Billings in excess of costs)	$521,213	$(48,186)

ACCOUNTS PAYABLE AND ACCRUED EXPENSES:	12 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and other liabilities at September 30, 2011 and 2010 consist of the following:

	2011	2010

Accounts payable – trade	$1,340,114	$889,724
Accrued interest	105,721	16,258
Accrued taxes under employment agreement	-	315,000
Accrued payroll	122,715	99,714
Other accrued expenses	66,803	91,385
Total	$1,635,353	$1,412,081

INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9 – INCOME TAXES

The tax expense (benefit) for the years ended September 30, 2011 and 2010 consists of the following components:

	2011	2010

Current	$-	$-
Federal	$-	$-
State	25,149	6,386
	25,149	6,386
Deferred
Federal	-	-
State	-	-
	-	-
Total	$25,149	$6,386

The income tax benefit for the year does not bear the expected relationship between pretax loss and the Federal corporate income tax rate of 34% because of the direct effect of state and local income taxes.

The reconciliation between the actual and expected federal tax is as follows:

	2011	2010
Federal corporate tax rate of 34% and applicable AMT applied to pretax loss	$-	$-
State and local taxes, net of federal benefit	25,149	6,386
Effect of non-deductible entertainment	-	-
Effect of tax vs. book depreciation	-	-
Effect of capital loss carry forward	-	-
Effect of NOL limitation	-	-
Total tax expense (benefit)	$25,149	$6,386

Deferred income taxes consist of the following at September 30, 2011 and 2010:

	2011	2010

Deferred tax assets	$4,590,000	$2,429,640
Deferred tax liabilities	-	-
Valuation allowance	(4,590,000)	(2,429,640)
Total	$-	$-

As of September 30, 2011, the Company had net operating losses (“NOLs”) of approximately $13,500,000 and for September 30, 2010, it had NOLs of approximately $7,146,000.  These amounts are available to be carried forward to offset future taxable income. The carry forwards begin to expire during the year ended September 30, 2027. The Company has provided a full 100% valuation allowance on the deferred tax assets at September 30, 2011 and 2010 to reduce such deferred income tax assets to zero as it is management’s belief that realization of such amounts do not meet the criteria required by generally accepted accounting principles.  Management will review the valuation allowance required periodically and make adjustments if warranted.

Under Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"), the utilization of net operating loss carry forwards is limited under the change in stock ownership rules of the Code. The Company's operating loss carry forwards are subject to these limitations. Future ownership changes could also further limit the utilization of any net operating loss carry forwards as of that date.

DEBT	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7- DEBT

Current Debt

The Company entered into a sixty month equipment lease with a third party commencing in December 2007. The total principal balance of this lease was $135,675 at an annual rate of 6.45%. At December 31, 2011, the outstanding principal balance was $30,732, all of which was classified as current debt.

Effective February 6, 2008, subsequent to the reverse merger, the Company was indebted for an unsecured loan to a third party. As of December 31, 2011, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of December 31, 2011, the balance of the loan including accrued interest was $91,233.

In October 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $676,000 with the understanding that upon finalization of the documents related to a private placement by the Company, these loans would be considered an investment in such private placement. On November 1, 2011, this outstanding debt was refinanced as part of the private placement offering described below. The loans did not bear interest and had no repayment terms.

On October 28, 2011, Atlantic and Madison of NJ Corp caused the $300,000 bank note to be paid in full. Accordingly, the Company became indebted to Atlantic and Madison of NJ Corp for $300,000. This note is included in the $676,000 of loans described above.

On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill. The debt outstanding under these notes was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, Lake Isle Corp caused the $1,000,000 bank line of credit to be paid in full. Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000, and this debt was refinanced on November 1, 2011, as part of the private placement offering described below.

On November 1, 2011, Mark Patterson, our Chief Executive Officer, loaned us $100,000 with the understanding that upon finalization of the documents related to a private placement by the Company, this loan would be considered an investment in such private placement. The debt outstanding under this loan was refinanced on November 18, 2011, as part of the Offering. The loan did not bear interest and had no repayment terms.

Long-Term Debt

Private Placement Offering

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants” and collectively with the Notes, the “Securities”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions. The warrants attached with the debt have a five year life with an initial exercise price of $4.25 per share, subject to adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

The Company also entered into a registration rights agreement with the subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of common stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practicable date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the Registration Statement to be effective within 150 days of the Offering, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Company has valued the warrants attached to the notes in the private placement, and the beneficial conversion features (“BCF”) of the convertible notes, to their maximum value in proportion to the notes and had accounted for them as a discount to the debt. In certain circumstances the convertibility features and the attached warrants contain reset provisions which adjust the conversion price and the exercise price of the warrants should the Company sell additional shares of common stock below the initial conversion price or warrant exercise price as agreed to upon entry into the convertible notes payable. The Company has assessed that the reset provision for the convertibility feature and the warrant exercise price are such that they are not indexed to the Company’s common stock and is therefore a derivative in accordance with ASC 815-40 (formerly EITF 07-5). As such the derivative was valued on the date of its initiation, with each issuance of convertible debt, and will be re-valued at its fair value at each subsequent interim and annual reporting period.

The Company valued the warrants and the BCF, and the resulting derivative liability, at $5,309,941 each for the warrants and the BCF, for a total of $10,619,882 recorded as a discount to the convertible debt. This discount will be amortized over the life of the note or until such time as the note is repaid or converted, or upon exercise of the warrants. The valuation of the warrants and BCF were determined using the Black-Scholes option pricing model with the following weighted assumptions for all debt issuances: i) expected dividend rate of 0% ii) expected volatility of 52.7% iii) risk free interest rate of 0.9% and expected term of 5 years. During the three months ended December 31, 2011 the Company has amortized $324,508 of the of debt discount.

As of the date(s) of the convertible note issuances the fair value of the derivative was $10,619,882. The revaluation of the derivative as of December 31, 2011 resulted in a derivative value of $10,571,924. The change in fair value of the derivative from the date(s) of note issuance through December 31, 2011 resulted in a gain on the fair value of the derivative liability of $47,958 for the quarter ended December 31, 2011. The derivative liability was revalued on December 31, 2011 using the Black-Scholes option pricing model with the following weighted assumptions: i) expected dividend rate of 0% ii) expected volatility of 52.7% iii) risk free interest rate of 0.9% and expected term of 4.95 years.

In connection with the Offering, the Company issued warrants to the placement agent (the “Placement Agent Warrants”) to purchase shares of Common Stock. The Company issued an aggregate of 109,176 Placement Agent Warrants in November and December 2011 valued at $212,040. These warrants were valued based on the Black-Scholes Model with assumptions similar to those used to value the warrants granted to the debt holders. These warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants. These warrants, similar to those of given to the convertible debt holders, do not meet the definition of being indexed to the Company’s own stock in accordance with ASC 815-40. Accordingly, the Company has recorded a derivative liability for the value of these Placement Agent Warrants. The derivative liability valued at $212,040 upon the warrants grant, was revalued at $210,990 at December 31, 2011. The valuation at December 31, 2011 was valued based on the Black-Scholes Model with assumptions similar to those used to value the warrants granted to the debt holders as of December 31, 2011. The difference in valuation was $1,050 accounted for as a gain on fair value of derivative.

	Principal
	As of

Current Debt- Third Party:	12/31/2011	9/30/2011	Maturity Date		Interest Rate	Secured
	(Unaudited)
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Lease Payable- Bank (current portion)	30,732	30,242	12/31/2012		6.45%	Yes
Total Current Debt- Third Party	$111,270	$110,780

Long-Term Debt – Third Party:
Convertible Notes	$3,665,763	$-	11/1/2016		6%	No
Convertible Notes	1,250,000	-	11/18/2016		6%	No
Convertible Notes	925,000	-	12/9/2016		6%	No
Promissory Notes – Line of Credit	-	1,500,000	11/1/2016	(1)	6%	No
Line of Credit - Bank	-	1,000,000	11/1/2016	(1)	6%	No
Promissory Note – Bank	-	300,000	11/1/2016	(1)	6%	No
Lease Payable- Bank	-	7,869	12/31/2012		6.45%	Yes
Discount on Convertible Notes	(5,335,981)	-
Amortization of Discount	149,241	-
Total Long-Term Debt – Third Party	$654,023	$2,807,869

Long-Term Debt- Related Party:
Convertible Notes – Related Party	$5,683,757	$-	11/1/2016		6%	No
Convertible Notes – Related Party	100,000	-	11/18/2016		6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable- Related Party	-	273,000	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	220,763	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	133,571	11/1/2016	(1)	6%	No
Loan Payable – Related Party	-	775,000	11/1/2016	(1)	6%	No
Promissory Notes – Line of Credit	-	1,750,000	11/1/2016	(1)	6%	No
Discount on Convertible Notes	(5,283,902)	-
Amortization of Discount	175,267	-
Total Long-Term Debt- Related Party	$675,122	$3,425,334

(1)	This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14. On November 1, 2011, as part of the Offering, this debt was refinanced through the issuance of long-term notes.

Capital lease payable to bank*	12/31/11	9/30/11
	(Unaudited)
Secured by equipment	$30,732	$38,111
Less: current maturities	(30,732)	(30,242)
Total long-term debt	$-	$7,869

*payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012

NOTE 10 –DEBT

The Company entered into a sixty month equipment lease with a third party commencing in December 2007.  The total principal balance of this lease was $135,675 at an annual rate of 6.45%.   At September 30, 2011, the outstanding principal balance was $38,111, of which $30,242 was classified as current debt.  The remaining $7,869 was classified as long-term debt.

Effective February 6, 2008, subsequent to the reverse merger, the Company was indebted for an unsecured loan to a third party.  As of September 30, 2010, the principal balance of this loan was $80,538.  The loan is not collateralized, bears interest at an annual rate of 10% and is due on demand.  As of September 30, 2011, the balance of the loan including accrued interest was $88,971.

In November 2010, the Company converted a third party loan of $398,012, including accrued interest, that was due to mature on December 31, 2010 and had an interest rate of 12%, into 79,603 shares of the Company’s common stock, $0.001 par value and an equal number of five-year warrants, each to purchase a share of the Company’s common stock with an exercise price of $5.00 per share.

Between December 23 and December 29, 2010, the Company obtained commitments for a line of credit for an aggregate of $3,250,000 provided by nine accredited investors, including four related parties in the amount of $1,750,000, pursuant to the terms of a commitment letter entered into between these lenders and the Company.  Upon each draw down on the line of credit, each lender received a note for the amount borrowed, bearing interest from the date of the borrowing thereunder at a rate of 3% per annum.  Under the terms of the commitment letter, each lender received one five-year warrant to purchase one share of the Company’s common stock for every dollar that lender committed under the line of credit, with an exercise price of $6.00 per share.  In addition, upon each draw down on the line of credit, each lender received additional warrants at a rate of three warrants for each dollar drawn down from that lender's commitment, with the amount of the draw down attributable to each investor’s commitment to be determined on a pro rata basis.

In February and March 2011, the Company drew down a total of $2,166,664 on this line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $2,166,664, bearing interest of 3% per annum to a total of nine investors, including $1,166,666 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  In May 2011, the Company drew down the remaining $1,083,336 on this line of credit.  In connection with the draw down, the Company issued notes in an aggregate amount of $1,083,336, bearing interest of 3% per annum to a total of nine investors, including $583,334 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.

On June 30, 2011, the Company entered into a bank line of credit for up to $1,000,000.  During the fiscal year ended September 30, 2011, the Company drew down the entire balance of the line of credit.  This line of credit bore interest of 3.25% per annum and was due on October 29, 2011.

On August 4, 2011, the Company entered into a 5% bank Promissory Note a principal amount of $300,000.  The maturity date of this note was October 4, 2011.

In May 2010, the Company entered into a 6% line of credit with Sail Energy, a company owned by Gail Mulvihill, a principal shareholder of the Company and the mother of the Company’s President, Christopher Mulvihill, for up to $1,300,000.  In May 2011, the outstanding principal balance was $273,000 and it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit.  As of September 30, 2011, the outstanding principal balance of this loan was $273,000, which was due on December 31, 2011.  The total amount outstanding under this loan, including accrued interest, as of September 30, 2011 was $300,142.  The loan was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a conversion rate of $5.00 for one share of our common stock and one five-year warrant to purchase one additional share with an exercise price of $5.00 per share.

In July 2010, the Company entered into a 6% Convertible Promissory Note with Venturetek, LP, a principal stockholder of the Company, with a principal amount of $273,000 which is due on December 31, 2011.  The total amount outstanding under this note, including accrued interest, as of September 30, 2011 was $292,461.  The note, together with accrued but unpaid interest, was convertible into shares of the Company’s common stock and warrants to purchase shares of common stock at a rate of $5.00 for a unit consisting of one share of our common stock and one five-year warrant to purchase one additional share at an exercise price of $5.00 per share.

On September 30, 2011, the Company owed an aggregate of $220,763 to SB&G Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

On September 30, 2011, the Company owed an aggregate of $133,571 to Stan Checketts Properties for deferred rental payments.  This deferred rent was converted to a long-term note on November 1, 2011.  See Note 12 – Related Parties.

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

	Principal
	As of
Current Debt- Third Party:	9/30/2011	9/30/2010	Maturity Date		Interest Rate	Secured
Loan Payable- Third Party	$80,538	$80,538	Upon Demand		10%	No
Loan Payable- Third Party	-	398,012	12/31/2010	(1)	12%	No
Lease Payable- Bank (current portion)	30,242	28,358	9/30/2011		6.45%	Yes
Total Current Debt- Third Party	$110,780	$506,908

Current Debt – Related Party
Loan Payable – Related Party	$-	273,000	11/1/2016	(2)	6%	No
Loan Payable – Related Party	-	273,000	11/1/2016	(2)	6%	No
Total Current Debt – Related Party	$-	$546,000

Long-Term Debt – Third Party:
Promissory Notes – Line of Credit	1,500,000	-	11/1/2016	(2)	6%	No
Line of Credit - Bank	1,000,000	-	11/1/2016	(2)	6%	No
Promissory Note – Bank	300,000	-	11/1/2016	(2)	6%	No
Lease Payable- Bank	7,869	38,111	12/31/2012		6.45%	Yes
Total Long-Term Debt – Third Party	$2,807,869	$38,111

Long-Term Debt- Related Party:
Loan Payable- Related Party	$273,000	$-	11/1/2016	(2)	6%	No
Loan Payable- Related Party	273,000	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	220,763	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	133,571	-	11/1/2016	(2)	6%	No
Loan Payable – Related Party	775,000	-	11/1/2016	(2)	6%	No
Promissory Notes – Line of Credit	1,750,000	-	11/1/2016	(2)	6%	No
Total Long-Term Debt- Related Party	$3,425,334	$-

(1)	This note was converted into common stock and warrants during the quarter ended 12/31/2010. See Note 8.
(2)
This debt was reclassified from current to long-term pursuant to ASC 470-10-45-14.  On November 1, 2011, as part of a private offering described in Note 15 – Subsequent Events, this debt was refinanced to a long-term note.

Capital lease payable to bank*	2011	2010

Secured by equipment	$38,111	$66,469
Less: current maturities	(30,242)	(28,358)
Total long-term debt	$7,869	$38,111

*payable in monthly installments of $2, 651 including interest at 6.448% due December 1, 2012

Aggregate maturities required on long-term debt at September 30, 2011 is as follows:

Year Ended
September 30,

2012	30,242
2013	7,869
Subtotal	38,111
Less current	(30,242)
Total long-term	$7,869

EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8- EQUITY

At December 31, 2011, the Company reserved shares of common stock for issuance upon exercise as follows:

Options	641,385
Warrants	7,250,566
Convertible Notes	2,735,206
Total Shares Reserved	10,627,157

Options:

As of December 31, 2011, there was approximately $361,000 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

Warrants:

Pursuant to the Offering described in Note 7, on November 1, 2011, we issued warrants to Subscribers to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement.

As part of the Offering, on November 18, 2011, we issued to Subscribers warrants to purchase approximately 318,000 shares of Common Stock.

As part of the Offering, on December 9, 2011, we issued to Subscribers warrants to purchase approximately 218,000 shares of Common Stock.

In connection with the Offering, we issued warrant to the placement agent (the “Placement Agent Warrants”) to purchase shares of Common Stock. We issued an aggregate of 109,176 Placement Agent Warrants in November and December 2011. We valued and expensed these warrants at $212,040 during the three months ended December 31, 2011, based on the Black-Scholes Model. These warrants have similar terms to those issued to the convertible debt holders, including a reset provision included with the warrants if the Company should obtain equity financing at a price per share lower than that of the exercise price of the warrants. These warrants, similar to those of given to the convertible debt holders, do not meet the definition of being indexed to the Company’s own stock in accordance with ASC 815-40, accordingly the Company has recorded a derivative liability for the value of these warrants. The derivative liability valued at $212,040 upon the warrants grant, was revalued at $210,990 at December 31, 2011. The difference in valuation was $1,050 accounted for as a gain on fair value of derivative.

The warrants issued in the Offering are exercisable for a period of five years from the respective date of issuance at $4.25 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions. Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the warrant if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%. The Placement Agent Warrants expire five years from the respective date of issuance and contain substantially the same terms as those issued to Subscribers.

NOTE 11 - EQUITY

Preferred Stock:

The Company is authorized to issue 1,000,000 shares of preferred stock, with a par value of $0.01 per share.  As of September 30, 2011 and 2010, there were no shares of preferred stock issued and outstanding.

Common Stock:

In September 2010, the Board of Directors unanimously approved an amendment to the Company’s Certificate of Incorporation, increasing the Company’s authorized shares of common stock from 200,000,000 to 400,000,000, which was approved by the written consent of the holders of a majority of our issued and outstanding shares of common stock on September 29, 2010. The increase was affected by the filing of an amendment to our certificate of incorporation with the Secretary of State of Delaware on November 23, 2010.

In November 2010, the holder of $398,012 of outstanding indebtedness, exchanged its indebtedness for units consisting of shares of the Company’s common stock and common stock purchase warrants.  The exchange was for 79,602 shares of the Company’s common stock and an equal number of common stock purchase warrants to purchase shares of common stock, which are exercisable for a period of five years at an exercise price of $5.00.  The exchange was at a rate of $5.00 for one share of common stock and one warrant.

In November 2010, the Company sold 33,329 shares of common stock at $6.00 per share in a private placement for proceeds of approximately $200,000.  These investors also received five year warrants to purchase 33,329 shares with an exercise price of $6.00 per share.

On February 11, 2011, the Company sold 142,857 shares of common stock at $7.00 per share in a private placement for proceeds of $1,000,000.

On June 20, 2011, an amendment to the Company’s Certificate of Incorporation was filed, effecting a one-for-twenty reverse split of Boomerang’s common stock.  The par value of the Company’s common stock will remain $0.001 per share and the number of shares of common stock authorized to be issued will remain at 400,000,000.

Options:

On October 6, 2010, the Company granted ten-year non-qualified, fully vested options to the Company’s President, Christopher Mulvihill, to purchase 200,000 shares of common stock exercisable at $5.00 per share.  The Company has valued and expensed these options at $1,000,000 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 10 years (iii) dividend rate of 0.00% and (iv) expected volatility of 402.2%.

On November 24, 2010, the Company granted options to the Company’s then Chief Operating Officer, to purchase common stock comprised of five-year, non-qualified, fully vested options to purchase 50,000 shares exercisable at $5.00 per share.  These options were forfeited in June 2011, three months after his employment ceased.  Since these options vested immediately, the Company has valued and expensed these options at $249,997 for the year ended September 30, 2011, based on the Black-Scholes Model.  The following weighted assumptions were used for valuing these options: (i) risk free interest rate of 0.13%, (ii) expected life of 5 years (iii) dividend rate of 0.00% and (iv) expected volatility of 339.29%.

The Company recorded $1,249,997 and $6,113,789 of compensation expense, net of related tax effects, for the options that were granted that vested during the twelve months ended September 30, 2011 and 2010, respectively, in accordance with ASC 718-10-25. As of September 30, 2011, there is approximately $539,850 of total unrecognized costs related to unvested stock options granted to employees. These costs are expected to be recognized over the next two fiscal years.

The volatility assumption for the period was based on the weighted average for the most recent year and long term volatility measures of our stock as well as certain of our peers. Although stock-based compensation expense, recognized in the accompanying consolidated statement of operations for the twelve months ended September 30, 2011 and 2010, is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.  ASC 718-10-25 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Currently the Company has no historical data to use for estimating forfeitures.

The following table summarizes option activity for the years ended September 30, 2011 and 2010:

		Weighted Average
	Options	Exercise Price
Outstanding as of September 30, 2009	125,385	$11,60
Granted	316,000	$2.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	441,385	$4.80
Granted	250,000	$5.00
Exercised	-	-
Forfeitures	(50,000)	(5.00)
Outstanding as of September 30, 2011	641,385	$4.82

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2011 and 2010:

Period	Range of Exercise Price	Number Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price Exercisable Options	Weighted Average Remaining Life in Years Exercisable Options

9/30/2011	$2.00-18.00	641,385	7.56	$4.82	597,635	$5.02	7.91

9/30/2010	$2.00-18.00	441,385	7.88	$4.80	361,885	$5.20	8.80

Warrants:

On October 1, 2010, the Company entered into an amended and restated employment agreement with our Chief Executive Officer, Mark Patterson.  The amended agreement provides for a base salary of $200,000 per year and provides for a grant of an aggregate of 1,080,000 five-year warrants with an exercise price of $5.00 per share that vest and become exercisable as follows: (i) 270,000 on October 1, 2010, (ii) 210,000 on each of February 1, August 1, 2011 and February 1, 2012, and (iii) 180,000 on August 1, 2012.  The amended agreement provides Mr. Patterson with a right of first refusal, pursuant to which Mr. Patterson has the right, but not the obligation, to maintain his then pro rata share of the Company’s issued and outstanding shares and warrants by purchasing additional shares and warrants each time the Company offers shares and/or warrants for sale.  The Company has valued and expensed a total of 690,000 vested warrants at $3,502,418 during the year ended September 30, 2011, based on the Black-Scholes Model.

On November 12, 2010, the Company issued five-year warrants to our Chief Executive Officer, Mark Patterson, in connection with the amendment and termination of his prior employment agreement, to purchase 280,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These warrants were issued in conjunction with an amendment to the Executive employment agreement entered into with Mr. Patterson in June 2010.  Using the Black-Scholes Model, the Company has valued these warrants at approximately $1,399,985, of which $699,998 was expensed during the fiscal year ended September 30, 2010 and the remaining $699,987 was expensed during the year ended September 30, 2011.

On November 30, 2010, the Company granted options to a consultant to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $5.00 per share.  These options vest immediately and shall expire after a period of 5 years.  The Company has valued and expensed these warrants at approximately $25,000 during the year ended September 30, 2011, based on the Black-Scholes Model.

Between December 23 and December 29, 2010, the Company received commitments from nine accredited investors for a line of credit of up to $3,250,000, including commitments of an aggregate of $1,750,000 by four related parties.  Each lender received one warrant to purchase one share of the Company’s common stock for each dollar that was committed.  Accordingly, the Company granted an aggregate of 162,500 five year warrants at an exercise price of $6.00 per share to these lenders, 87,500 of which were issued to related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,985 during the year ended September 30, 2011, of which $524,992 pertains to related parties.

In February and March 2011, in connection with the line of credit draw, five-year warrants were issued to purchase 325,000 shares of common stock at an exercise price of $6.00 per share, including a total of 175,000 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $1,949,942 during the year ended September 30, 2011, including $1,049,969 for warrants issued to the four related parties.

In May 2011, in connection with a draw on the aforementioned line of credit, five-year warrants were issued to purchase 162,500 shares of common stock at an exercise price of $6.00 per share, including a total of 87,500 warrants issued to four related parties.  Using the Black-Scholes Model, the Company has valued and expensed these warrants at $974,939 during the year ended September 30, 2011, including $524,967 for warrants issued to the four related parties.

When the above warrants were granted, the fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model.  The following weighted assumptions were used for these warrants granted during the fiscal year ended September 30, 2011: (i) risk free interest rate of 0.199%, (ii) expected life of five years, (iii) dividend rate of 0.00% and (iv) expected volatility between 357.2 – 403.1%.

The following table summarizes warrant activity for the years ended September 30, 2010 and 2009:

		Weighted Average
	Warrants	Exercise Price
Outstanding as of September 30, 2009	333,902	$16.60
Granted	2,124,350	$5.00
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2010	2,458,252	$6.60
Granted	1,737,932	$5.95
Exercised	-	-
Forfeitures	-	-
Outstanding as of September 30, 2011	4,196,184	$5.17

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 - RELATED PARTY TRANSACTIONS

HSK Funding, Inc., Lake Isle Corp., and Venturetek, LP, are beneficial holders of shares of our Company’s common stock and certain of their members and stockholders are also the members of SB&G Properties, LC. (“SB&G”), which is the landlord under a lease with us.  Gail Mulvihill, the individual who exercises sole voting and investment control over Lake Isle Corp., is the mother of Christopher Mulvihill, our President, and is a principal stockholder of our Company.  SB&G entered into a lease with Boomerang Utah dated October 1, 2008, relating to premises located at 324 West 2450 North, Building A, Logan, Utah (“Building A”).  The Company assumed this lease in February 2008.  The initial term of the lease was for one year with an annual rent of $260,610 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities, repairs and maintenance to the property. The approximately 29,750 square foot leased premises are used for Boomerang’s manufacturing activities.  On March 15, 2010, Boomerang and SB&G agreed to maintain these terms until September 30, 2011. This lease has been extended on a month-to-month basis.  On November 1, 2011, deferred rental payments totaling $220,763 were refinanced as part of the private placement offering described in Note 7 – Debt. Deferred rental payment totaling $44,152 have been accrued as of December 31, 2011 and classified as due to related party on our balance sheet.

Stan Checketts Properties (“SCP”), a company owned by the chief executive officer of Boomerang’s wholly owned subsidiary, Boomerang Sub, Inc., entered into a lease with Boomerang Utah dated October 1, 2008 for premises located at 324 West 2450 North, Building B, Logan, Utah.  The Company assumed this lease in February 2008.  The initial term of the lease was for one year at a fixed annual rent of $157,680 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities and for repairs and maintenance to the property.  The approximately 18,000 square foot leased premises are, in addition to Building A, also used for Boomerang’s manufacturing activities.  We are currently leasing an additional 2,400 square feet of office and conference room space with Stan Checketts Properties for $1,800 per month. On March 15, 2010, Boomerang and SCP agreed to maintain these terms until September 30, 2011. On October 28, 2011, Boomerang and SCP amended the terms of the lease to provide for a monthly payment of $14,940, effective as of October 1, 2011. On November 1, 2011, deferred rental payments totaling $133,571 were refinanced as part of the private placement offering described in Note 7 – Debt.

SB&G is obligated on a twenty-year promissory note due August 1, 2027 owing to a non-affiliated bank. The principal amount due was $764,521 as of December 31, 2011, and the note bears interest at 3.807% per annum. The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang Utah. Boomerang and Messrs. Gene Mulvihill, Stan Checketts, and Burton Koffman (“Koffman”) are the joint and several guarantors of this promissory note.  Gene Mulvihill is the husband of Gail Mulvihill and the father of Christopher Mulvihill, the President of the Company.

Messrs. Gene Mulvihill and Koffman are the guarantors of a financing lease entered into on September 1, 2007 between Boomerang Utah and a nonaffiliated bank. The lease relates to certain equipment used by Boomerang Utah in its manufacturing operations. The total cost of the equipment was approximately $900,000. The rental is payable in sixty monthly installments of approximately $12,750. Boomerang Utah has the option to purchase the equipment at the conclusion of the lease term for approximately $315,000 which amount is the parties’ pre-determined fair market value of the equipment at the conclusion of the lease.

The Company used the services of Coordinate Services, Inc. for product development.  The owner of this company is Gene Mulvihill, Jr. who is the brother of Christopher Mulvihill, our President, and the son of Gail Mulvihill.  The amount of this expense for the three months ended December 31, 2011 and 2010 was $33,593 and $33,819 respectively; which is recorded under Research and Development expenses.

The Company reimbursed North Jersey Management Services, Inc. for payroll related expenses for the services of Joseph Bellantoni, the former Chief Financial Officer of the Company, and Maureen Cowell, the Company’s Corporate Secretary.  Mr. Bellantoni is also the President and Mrs. Cowell is the Vice President of North Jersey Management Services, Inc.  The amount of this expense for the three months ended December 31, 2011 and 2010 was $19,500 and $25,500 respectively; which is recorded under General and Administrative expenses.

In April 2010, we entered into a twenty-year ground lease with Route 94 Development Corporation (“Route 94”) to lease a portion of an approximately fifteen acre parcel in the town of Hamburg, located in Hardyston Township, New Jersey, on which we constructed a RoboticValet™ parking facility.  The leased property is adjacent to Grand Cascades Lodge (“Cascades”), a hotel within the Crystal Springs Golf and Spa Resort (“the Resort”). The parking facility was constructed by Crystal Springs Builders, LLC (“Builders”).   It is intended that this facility will be used by us primarily for demonstration and marketing purposes in the eastern portion of the United States.  In consideration of the benefits to us under the terms of the lease, we agree to provide to the lessor and its affiliates parking and storage space within the facility at no cost to the lessor and its affiliates subject to our right to use the facility for demonstration purposes.  In addition, we are required to pay the operating costs, premiums on the insurance required under the terms of the lease and incremental property taxes resulting from our construction of the facility.  For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct.  The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.

The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities. Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort. Except as set forth above, no other officer, director or 5% or greater stockholder of the company has any equity interest in Builders, Cascades or Route 94.  The Company made payments of $0 and approximately $471,000 to Crystal Springs Builders, LLC, (“Builders”) for the three months ended December 31, 2011 and 2010, respectively. No payments were made to Cascades or Route 94 in the three months ended December 31, 2011 and 2010.

On May 14, 2010, the Company entered into a 6% convertible line of credit for up to $1,300,000 with Sail Energy, a company owned by Gail Mulvihill, who has sole voting and investment control.  In May 2011, it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit. On November 1, 2011, outstanding principal and interest totaling $300,142 was refinanced as part of the private placement offering described in Note 7 – Debt.

In July 2010, Venturetek, LP, a principal stockholder of the Company, entered into a 6% convertible promissory note with the Company for $273,000.  On November 1, 2011, outstanding principal and interest totaling $292,461 was refinanced as part of the private placement offering described in Note 7 – Debt.

From March to May 2011, the Company drew down the entire balance on its line of credit of $3,250,000. In connection with the draw down, the Company issued notes in an aggregate amount of $2,000,000 to four related parties. On November 1, 2011, outstanding principal and interest totaling approximately $2,028,000 was refinanced as part of the Offering.

In October 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company an aggregate of $376,000 with the understanding that upon finalization of the documents related to a private placement by the Company, this loan would be considered an investment in such private placement. On October 28, 2011, Atlantic and Madison of NJ Corp caused the $300,000 bank note to be paid in full. Accordingly, the Company became indebted to Atlantic and Madison of NJ Corp for an additional $300,000. The loans did not bear interest and had no repayment terms.

On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill. On November 1, 2011, this outstanding debt was refinanced as part of the Offering.

On October 28, 2011, Lake Isle Corp caused the $1,000,000 bank line of credit to be paid in full. Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000, and this debt was refinanced on November 1, 2011, as part of the Offering.

On November 1, 2011, Mark Patterson, our Chief Executive Officer, loaned us $100,000 with the understanding that upon finalization of the documents related to a private placement by the Company, this loan would be considered an investment in such private placement. The debt outstanding under this loan was refinanced on November 18, 2011, as part of the Offering. The loan did not bear interest and had no repayment terms.

In connection with the Offering, the following related parties of the Company refinanced indebtedness in the amounts and for the Notes and Warrants listed below.

Name	Indebtedness Converted		Notes issued in Offering	Warrants issued in Offering
HSK Funding Inc.(1)	$254,000		$254,000	59,765
Lake Isle Corporation(2)	$1,761,917		$1,761,917	414,570
Christopher Mulvihill(3)	$1,451,000	(10)	$1,451,000	341,412
James Mulvihill TTEE Sunset Group Inc. PSP(4)	$253,917	(11)	$253,917	59,745
MRP Holdings LLC and Mark R Patterson Revocable Trust(5)	$608,014		$608,014	143,063
Sail Energy LLC(6)	$300,142		$300,142	70,622
Stan Checketts Properties, L.C.(7)	$133,571		$133,571	31,429
SB&G Properties LLC(8)	$220,763		$220,763	51,945
Venturetek L.P.(9)	$292,461		$292,461	68,815

(1) HSK Funding Inc. is a principal stockholder and a member of SB&G Properties LLC.

(2) Gail Mulvihill, the individual who exercises sole voting and investment control over Lake Isle Corporation, is the mother of Christopher Mulvihill, the Company’s President, and is a principal stockholder. Lake Isle Corporation is a member of SB&G Properties LLC.

(3) Christopher Mulvihill is the Company’s President and director.

(4) James Mulvihill is the brother of Christopher Mulvihill and son of Gail Mulvihill.

(5) MRP Holdings LLC, and Mark R Patterson Revocable Trust are owned by Mark Patterson, the Company’s Chief Executive Officer and director.

(6) Sail Energy LLC is owned by Gail Mulvihill.

(7) Stan Checketts Properties, L.C. is owned by Stan Checketts, the Chief Executive Officer of the Company’s wholly owned subsidiary and director of the Company, and is a principal stockholder. Stan Checketts Properties is a member of SB&G Properties LLC.

(8) SB&G Properties LLC is owned by HSK Funding Inc., Stan Checketts Properties, Lake Isle Corporation and Venturetek L.P.

(9) Venturetek L.P. is a principal stockholder and a member of SB&G Properties LLC.

(10) Included in this balance is $1,000,000 of indebtedness resulting from a bank line of credit that Lake Isle Corp. caused to be paid in full. Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000.

(11) On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill.

Our management believes that the terms of the above transactions are as favorable to our company as could have been obtained from nonaffiliated persons at the time and under the circumstances as when the transactions were entered into.

NOTE 12 – RELATED PARTY TRANSACTIONS

HSK Funding, Inc., Lake Isle Corp., and Venturetek, LP, are beneficial holders of shares of our Company’s common stock and certain of their members and stockholders are also the members of SB&G Properties, LC. (“SB&G”), which is the landlord under a lease with us.  Gail Mulvihill, the individual who exercises sole voting and investment control over Lake Isle Corp., is the mother of Christopher Mulvihill, our President, and is a principal stockholder of our Company.  SB&G entered into a lease with Boomerang Utah dated October 1, 2008, relating to premises located at 324 West 2450 North, Building A, Logan, Utah (“Building A”).  The Company assumed this lease in February 2008.  The initial term of the lease was for one year with an annual rent of $260,610 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities, repairs and maintenance to the property. The approximately 29,750 square foot leased premises are used for Boomerang’s manufacturing activities.  On March 15, 2010, Boomerang and SB&G agreed to maintain these terms until September 30, 2011.  This lease has been extended on a month-to-month basis.  Deferred rental payments totaling $220,763 have been accrued as of September 30, 2011 and classified as long-term debt – related party on our balance sheet.  On November 1, 2011, this liability was refinanced as part of the private placement offering described in Note 15 – Subsequent Events.

Stan Checketts Properties (“SCP”), a company owned by the chief executive officer of Boomerang’s wholly owned subsidiary, Boomerang Sub, Inc., entered into a lease with Boomerang Utah dated October 1, 2008 for premises located at 324 West 2450 North, Building B, Logan, Utah.  The Company assumed this lease in February 2008.  The initial term of the lease was for one year at a fixed annual rent of $157,680 plus real property and school taxes. In addition, Boomerang is obligated to pay for all utilities and for repairs and maintenance to the property.  The approximately 18,000 square foot leased premises are, in addition to Building A, also used for Boomerang’s manufacturing activities.  We are currently leasing an additional 2,400 square feet of office and conference room space with Stan Checketts Properties.  On March 15, 2010, Boomerang and SCP agreed to maintain these terms until September 30, 2011.  An amendment was entered into on October 1, 2011, extending this lease on a month to month basis.  Deferred rental payments totaling $133,571 have been accrued as of September 30, 2011 and classified as long-term debt – related party on our balance sheet.  On November 1, 2011, this liability was refinanced as part of the private placement offering described in Note 15 – Subsequent Events.

SB&G is obligated on a twenty-year promissory note due August 1, 2027 owing to a non-affiliated bank. The principal amount due was $773,913 as of September 30, 2011, and the note bears interest at 3.807% per annum. The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang Utah. Boomerang and Messrs. Gene Mulvihill, Stan Checketts, and Burton Koffman (“Koffman”) are the joint and several guarantors of this promissory note.  Gene Mulvihill is the husband of Gail Mulvihill and the father of Christopher Mulvihill, the President of the Company.

Messrs. Gene Mulvihill and Koffman are the guarantors of a financing lease entered into on September 1, 2007 between Boomerang Utah and a nonaffiliated bank. The lease relates to certain equipment used by Boomerang Utah in its manufacturing operations. The total cost of the equipment was approximately $900,000. The rental is payable in sixty monthly installments of approximately $12,750. Boomerang Utah has the option to purchase the equipment at the conclusion of the lease term for approximately $315,000 which amount is the parties’ pre-determined fair market value of the equipment at the conclusion of the lease.

The Company used the services of Coordinate Services, Inc. for product development.  The owner of this company is Gene Mulvihill, Jr. who is the brother of Christopher Mulvihill, our President, and the son of Gail Mulvihill.  The amount of this expense for the twelve months ended September 30, 2011 and 2010 was $158,879 and $128,959 respectively; which is recorded under Research and Development expenses.

The Company reimbursed North Jersey Management Services, Inc. for payroll related expenses for the services of Joseph Bellantoni, the Company’s Chief Financial Officer, and Maureen Cowell, the Company’s Corporate Secretary.  Mr. Bellantoni is also the President and Mrs. Cowell is the Vice President of North Jersey Management Services, Inc.  The amount of this expense for the twelve months ended September 30, 2011 and 2010 was $78,000 and $49,500 respectively; which is recorded under General and Administrative expenses.

In April 2010, we entered into a twenty-year ground lease with Route 94 Development Corporation (“Route 94”) to lease a portion of an approximately fifteen acre parcel in the town of Hamburg, located in Hardyston Township, New Jersey, on which we intend to construct a RoboticValet™ parking facility.  The leased property is adjacent to Grand Cascades Lodge (“Cascades”), a hotel within the Crystal Springs Golf and Spa Resort (“the Resort”). The parking facility is being constructed by Crystal Springs Builders, LLC (“Builders”).   It is intended that this facility will be used by us primarily for demonstration and marketing purposes in the eastern portion of the United States.  In consideration of the benefits to us under the terms of the lease, we agree to provide to the lessor and its affiliates parking and storage space within the facility at no cost to the lessor and its affiliates subject to our right to use the facility for demonstration purposes.  In addition, we are required to pay the operating costs, premiums on the insurance required under the terms of the lease and incremental property taxes resulting from our construction of the facility.  For a period of 60 months, commencing five years after execution of the lease, the lessor has the option to purchase the facility from us and we have a right to cause the lessor to buy from us the facility we construct.  The price to be paid by the lessor upon exercise of its option to purchase the facility is 110% of the greater of (i) the depreciated value of the facility, or (ii) the fair market value of the facility, and the price to be paid by the lessor upon exercise of our right to cause the lessor to buy the facility is $1.00.

The Resort owns and operates seven golf courses, two hotels and a fitness facility and develops real estate in Sussex County NJ, which is comprised of more than 40 additional entities, including the above named entities.  Gail Mulvihill owns 50% of each of Builders, Cascades and Route 94 and, indirectly, through these and various other entities, Gail Mulvihill and her family own approximately 50% of the Resort.  Except as set forth above, no other officer, director or 5% or greater stockholder of the company has any equity interest in Builders, Cascades or Route 94.  The Company made payments of approximately $980,000 and $375,500 to Crystal Springs Builders, LLC, (“Builders”) and approximately $39,000  and $15,000to Grand Cascades Lodge at Crystal Springs, LLC (“Cascades”) in the fiscal years ended September 30, 2011 and 2010, respectively.  No payment was made to Route 94 in the fiscal years ended 2011 and 2010.

On May 14, 2010, the Company entered into a 6% convertible line of credit for up to $1,300,000 with Sail Energy, a company owned by Gail Mulvihill, who has sole voting and investment control.  In May 2011, it was agreed between the Company and Sail Energy that there would be no additional borrowing under this line of credit.  The amount outstanding on this loan, including accrued interest, as of September 30, 2011 is $300,142.

In July 2010, Venturetek, LP, a principal stockholder of the Company, entered into a 6% convertible promissory note with the Company for $273,000.  The amount outstanding on this note, including accrued interest, as of September 30, 2011 is $292,461.

In February and March 2011, the Company drew down a total of $2,166,664 on its line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $1,166,666 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to these related parties to purchase a total of 175,000 shares of common stock at an exercise price of $6.00 per share.

In May 2011, the Company drew down the remaining $1,083,336 on the aforementioned line of credit of $3,250,000.  In connection with the draw down, the Company issued notes in an aggregate amount of $583,334 to four related parties.  In addition, in connection with the draw down, five-year warrants were issued to these related parties to purchase a total of 87,500 shares of common stock at an exercise price of $6.00 per share.

In September 2011, Atlantic and Madison of NJ Corp, a company owned by Gail Mulvihill, loaned the Company $775,000, with the understanding that upon finalization of the documents related to a private placement offering by the Company, these loans will be considered an investment in such private placement.

Our management believes that the terms of the above transactions are as favorable to our company as could have been obtained from nonaffiliated persons at the time and under the circumstances as when the transactions were entered into.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 10- COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to a non-affiliated bank in the principal amount of $764,521, bearing interest at 3.807% per annum and due August 1, 2027.  The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

In October 2011, we entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ. This is also the location of our sales and marketing activities.

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Twelve months ended December 30, 2012	$138,272
December 30, 2013	143,784
December 30, 2014	149,297
December 30, 2015	154,809
December 30, 2016	146,541
Total	$732,703

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Boomerang Utah is a joint and several guarantor on a twenty-year promissory note owing to a non-affiliated bank in the principal amount of $773,913, bearing interest at 3.807% per annum and due August 1, 2027.  The promissory note is collateralized by the real property that is the subject of the lease from SB&G to Boomerang.  Messrs. Gene Mulvihill, Checketts, and Koffman, are the other joint and several guarantors of the promissory note.

Our principal office, consisting of approximately 2,022 square feet, located at 355 Madison Avenue, Morristown, NJ was under a five year lease with NYC Skyline Realty, LLC, a non-affiliated entity.  During the year ended September 30, 2011, we gave notice to terminate this lease effective December 31, 2011.  We entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ.   This is also the location of our sales and marketing activities.

The aggregate future minimum annual rental payments, exclusive of escalation payments for taxes and operating costs, under operating leases are as follows:

Year ended September 30, 2012	$87,129
September 30, 2013	127,706
September 30, 2014	133,219
September 30, 2015	138,731
September 30, 2016	144,244
Total	$631,029

CONCENTRATION OF RISK	12 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 14 – CONCENTRATION OF RISK

Financial instruments, which potentially expose the Company to concentrations of risk, consist primarily of cash and trade accounts receivable.  At September 30, 2011, our cash balances did not exceed federally insured limits, but at September 30, 2010 the cash balances in our accounts exceeded federally insured limits by approximately $3,721,280.  The Company has not experienced any losses to date resulting from this policy.  Certain vendors to the Company also accounted for a large representation of its purchases.  The purchases from four vendors were in excess of 5% of purchases.  The Company routinely assesses the financial strength of its customers, and as a consequence believes the concentration of these credit risks are limited.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2012, Boomerang MP Holdings, Inc., a wholly owned subsidiary of the Company, was formed with the purpose of entering into a mechanical parking joint venture. On February 16, 2012, Boomerang MP Holdings, Inc., formed a joint venture with Stokes Industries-USA, LLC (“Stokes”). The joint venture, Boomerang-Stokes Mechanical Parking LLC, is owned 50% by Boomerang MP Holdings, Inc. and 50% by Stokes. Boomerang MP Holdings, Inc., is committed to providing a minimum of $250,000 of capital to fund the initial operations and marketing efforts during the initial two year period of the joint venture. As of February 16, 2012, Boomerang has provided capital of $22,228. Boomerang MP Holdings, Inc., shall also license the name “Boomerang” to the joint venture for use in North America on a royalty free, non-exclusive basis.

NOTE 15 – SUBSEQUENT EVENTS

On October 1, 2011, the Company entered into an amendment with Stan Checketts Properties, to extend, on a month-to-month basis, its lease on the approximately 20,400 square feet of manufacturing and office space in Logan, Utah.  See Note 12.

In October 2011, we entered into a five year lease, commencing on December 1, 2011, on a new principal office, consisting of approximately 7,350 square feet, located at 30 B Vreeland Avenue, Florham Park, NJ. This is also the location of our sales and marketing activities.

In October 2011, Atlantic and Madison of NJ Corp loaned the Company $676,000.  On November 1, 2011, this outstanding debt was refinanced as part of the private placement offering described below.

On October 28, 2011, Atlantic and Madison of NJ Corp caused the $300,000 bank note to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Atlantic and Madison of NJ Corp for $300,000.  This note is included in the $676,000 of loans described above.

On October 28, 2011, Atlantic and Madison of NJ Corp transferred title of an aggregate of $1,451,000 principal amount of debt owed to it by the Company to Christopher Mulvihill.  The debt outstanding under these notes was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, Lake Isle Corp, caused the $1,000,000 bank line of credit to be paid in full.  See Note 10 – Debt.  Accordingly, the Company became indebted to Lake Isle Corp for $1,000,000, and this debt was refinanced on November 1, 2011, as part of the private placement offering described below.

On October 28, 2011, the Company entered into an employment agreement with David K. Koch, its Chief Operating Officer, with an effective date of August 1, 2011.

On November 1, 2011, Mark Patterson, our Chief Executive Officer, loaned us $100,000.  The debt outstanding under this loan was refinanced on November 18, 2011, as part of the private placement offering described below.

Private Placement Offering

On November 1, 2011, the Company issued to subscribers (“Subscribers”) 6% convertible promissory notes (“Notes”) in the aggregate principal amount of approximately $9.4 million and warrants (“Warrants” and collectively with the Notes, the “Securities”) to purchase approximately 2.2 million shares of Common Stock of the Company in the first of three (3) closings of a private placement (the “Offering”) for which the Company received cash proceeds of approximately $2.7 million and refinanced approximately $6.7 million of then existing short-term indebtedness. For each $100,000 invested, a Subscriber was issued a $100,000 principal amount Note and Warrants to purchase 23,530 shares of the Company’s Common Stock.

As part of the Offering, on November 18, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $1.35 million and Warrants to purchase approximately 318,000 shares of Common Stock for which the Company received cash proceeds of approximately $1.25 million and refinanced approximately $100,000 of indebtedness.

As part of the Offering, on December 9, 2011, we issued to Subscribers Notes in the aggregate principal amount of approximately $925,000 and Warrants to purchase approximately 218,000 shares of Common Stock, of which the Company received cash proceeds of approximately $925,000.

The Notes are due five years after the respective date of issuance and are convertible into Common Stock at $4.25 per share (the “Conversion Price”), subject to weighted average adjustment for issuances of common stock or common stock equivalents below the Conversion Price, subject to certain exceptions.

Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company’s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the “Average Price”), if the average daily trading volume (the “ADTV”) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.

The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000.

If an event of default as defined in the Notes exists, the holder may declare the entire principal of, and all interest accrued and unpaid on, the Note then outstanding to be, due and payable.

The Warrants are exercisable for a period of five years from the respective date of issuance at $4.25 per share, subject to weighted average adjustment for issuance below the exercise price, subject to certain exceptions.  Cashless exercise is permitted if the average trading volume of the Company’s Common Stock during at least five (5) of the ten (10) consecutive trading days immediately preceding the date of the notice of exercise is at least 10,000 shares, and will be based upon the average of the last sale price of the Common Stock during the five (5) consecutive trading days prior to the notice of exercise. In certain instances, a holder shall not be permitted to exercise the Warrant if such exercise would result in such holder’s total ownership of the Company’s Common Stock exceeding 4.9%.

In connection with the Offering, the Company paid Gilford Securities Incorporated, as placement agent, a cash fee of approximately $243,989 for its services as placement agent. The Company issued to the placement agent warrants (the “Placement Agent Warrants”) to purchase 109,177 shares of Common Stock. The Placement Agent Warrants expire five years from the respective date of issuance and contain substantially the same terms as those issued to Subscribers.

The Company also entered into a registration rights agreement with the Subscribers. Pursuant to the registration rights agreement, the Company agreed to file a registration statement within 90 days after the closing date of the Offering (the “Closing Date”) to register for resale the shares of Common Stock issuable upon conversion of the Notes and exercise of the Warrants and Placement Agent Warrants (collectively, the “Registrable Shares”). In the event that the SEC limits the number of Registrable Shares that may be included in the registration statement, the Company shall include only those Registrable Shares permitted by the SEC and shall file additional registration statements at the earliest practical date as the Company is permitted to do so in accordance with SEC guidelines. The Company shall use its best efforts to cause (i) the Registration Statement to be effective within 150 days of the Closing Date, and (ii) any additional registration statements to be declared effective within 90 days of the required filing date.

In the event that a registration statement is not filed or declared effective by the SEC by the applicable deadline, the Company will pay to the holders of Registrable Shares an amount equal to 1% of the original principal amount of the investor’s Note, multiplied by a fraction with the numerator equal to the number of Registrable Shares that were required to be included in the Registration Statement which is not so filed, declared effective or maintained and otherwise are unsold at the time of such failure and the denominator equal to the sum of the total number of shares issued or issuable to the Investor upon conversion of the Notes and exercise of the Warrants purchased pursuant to the Subscription Agreement and owned by such holder.